Schedule of Investments (unaudited) July 31, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Argentina — 4.1%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	734,313	$11,137,137
16.00%, 10/17/23	ARS	471,138	7,101,570
18.20%, 10/03/21	ARS	466,581	6,856,415

			25,095,122

Brazil — 12.0%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/21(a)	BRL	33,037	7,895,926
0.00%, 01/01/22(a)	BRL	31,524	7,286,058
0.00%, 07/01/22(a)	BRL	29,000	6,473,791
0.00%, 07/01/23(a)	BRL	28,000	5,802,336
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/21	BRL	36,772	10,332,128
Series F, 10.00%, 01/01/23	BRL	45,557	13,390,620
Series F, 10.00%, 01/01/25	BRL	32,399	9,786,297
Series F, 10.00%, 01/01/27	BRL	28,193	8,688,317
Series F, 10.00%, 01/01/29	BRL	9,263	2,903,270
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	140,528
10.25%, 01/10/28	BRL	1,420	439,905
12.50%, 01/05/22	BRL	1,633	494,363

			73,633,539

Chile — 4.4%
Bonos de la Tesoreria de la Republica en pesos
4.00%, 03/01/23(b)	CLP	2,650,000	3,988,079
4.50%, 02/28/21	CLP	890,000	1,317,704
4.50%, 03/01/21	CLP	1,950,000	2,887,871
4.50%, 03/01/26	CLP	2,925,000	4,626,811
4.70%, 09/01/30(b)	CLP	1,190,000	1,986,701
5.00%, 03/01/35	CLP	3,655,000	6,453,339
6.00%, 01/01/43	CLP	2,885,000	6,006,335

			27,266,840

Colombia — 4.2%
Colombia Government International Bond
7.75%, 04/14/21	COP	1,004,000	318,414
9.85%, 06/28/27	COP	745,000	286,477
Colombian TES
6.00%, 04/28/28	COP	11,635,800	3,565,979
6.25%, 11/26/25	COP	6,522,200	2,053,904
7.00%, 05/04/22	COP	13,027,400	4,174,466
7.00%, 06/30/32	COP	7,047,200	2,297,066
7.25%, 10/18/34	COP	2,874,700	950,890
7.50%, 08/26/26	COP	16,239,300	5,469,574
7.75%, 09/18/30	COP	7,263,200	2,512,483
10.00%, 07/24/24	COP	12,055,800	4,420,936

			26,050,189

Czech Republic — 4.4%
Czech Republic Government Bond
0.25%, 02/10/27	CZK	50,980	2,054,406
0.45%, 10/25/23(c)	CZK	32,430	1,366,812
0.95%, 05/15/30(c)	CZK	60,430	2,521,233
1.00%, 06/26/26(c)	CZK	54,400	2,319,924
2.40%, 09/17/25(c)	CZK	93,590	4,328,764
2.50%, 08/25/28(c)	CZK	55,220	2,650,181
2.75%, 07/23/29	CZK	59,400	2,944,659
3.75%, 09/12/20(c)	CZK	20,820	929,081
3.85%, 09/29/21(c)	CZK	54,730	2,513,191

Security		Par (000)	Value

Czech Republic (continued)
4.70%, 09/12/22(c)	CZK	44,150	$2,124,009
5.70%, 05/25/24(c)	CZK	57,450	3,029,139

			26,781,399

Dominican Republic — 4.4%
Dominican Republic International Bond
8.90%, 02/15/23(c)	DOP	750,850	14,780,295
9.75%, 06/05/26(c)	DOP	606,550	12,302,945

			27,083,240

Hungary — 4.3%
Hungary Government Bond
0.50%, 04/21/21	HUF	443,240	1,521,057
1.75%, 10/26/22	HUF	703,090	2,475,085
2.50%, 10/27/21	HUF	404,000	1,449,181
2.50%, 10/24/24	HUF	132,880	482,254
2.75%, 12/22/26	HUF	536,180	1,959,995
3.00%, 06/26/24	HUF	504,000	1,872,872
3.00%, 10/27/27	HUF	1,163,240	4,316,030
5.50%, 06/24/25	HUF	835,010	3,500,796
6.00%, 11/24/23	HUF	667,380	2,759,102
6.75%, 10/22/28	HUF	407,110	1,941,655
7.00%, 06/24/22	HUF	786,630	3,169,772
7.50%, 11/12/20	HUF	332,320	1,242,967

			26,690,766

Indonesia — 7.4%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	24,670,000	1,691,365
6.13%, 05/15/28	IDR	40,356,000	2,632,914
6.63%, 05/15/33	IDR	34,624,000	2,241,655
7.00%, 05/15/22	IDR	34,074,000	2,449,137
7.00%, 05/15/27	IDR	44,629,000	3,117,057
7.50%, 08/15/32	IDR	14,867,000	1,036,776
7.50%, 05/15/38	IDR	26,056,000	1,794,754
8.13%, 05/15/24	IDR	20,400,000	1,524,506
8.25%, 07/15/21	IDR	40,243,000	2,957,144
8.25%, 05/15/29	IDR	36,075,000	2,723,657
8.25%, 06/15/32	IDR	13,183,000	975,770
8.25%, 05/15/36	IDR	23,110,000	1,718,783
8.38%, 03/15/24	IDR	56,896,000	4,284,350
8.38%, 09/15/26	IDR	39,283,000	2,969,801
8.38%, 03/15/34	IDR	57,652,000	4,345,390
8.38%, 04/15/39	IDR	7,959,000	592,510
8.75%, 05/15/31	IDR	17,870,000	1,376,871
9.00%, 03/15/29	IDR	30,798,000	2,405,922
9.50%, 07/15/31	IDR	11,572,000	937,021
10.50%, 08/15/30	IDR	6,985,000	601,726
11.00%, 11/15/20	IDR	3,648,000	274,700
11.00%, 09/15/25	IDR	10,435,000	881,358
12.80%, 06/15/21	IDR	8,190,000	647,102
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR	13,500,000	1,025,719

			45,205,988

Malaysia — 4.4%
Malaysia Government Bond
3.48%, 03/15/23	MYR	3,549	861,655
3.49%, 03/31/20	MYR	892	216,624
3.62%, 11/30/21	MYR	2,340	571,355
3.73%, 06/15/28	MYR	4,708	1,147,050
3.76%, 04/20/23	MYR	1,442	353,619
3.80%, 08/17/23	MYR	5,637	1,383,723

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Malaysia (continued)
3.89%, 08/15/29	MYR	2,004	$496,935
3.90%, 11/30/26	MYR	6,640	1,638,941
3.90%, 11/16/27	MYR	9,000	2,217,119
3.96%, 09/15/25	MYR	4,449	1,100,534
4.06%, 09/30/24	MYR	3,201	795,962
4.16%, 07/15/21	MYR	4,008	987,605
4.18%, 07/15/24	MYR	6,391	1,596,983
4.23%, 06/30/31	MYR	4,362	1,096,849
4.76%, 04/07/37	MYR	5,364	1,420,149
4.94%, 09/30/43	MYR	532	143,696
Malaysia Government Investment Issue
3.23%, 04/15/20	MYR	1,500	363,562
3.95%, 04/14/22	MYR	19,405	4,771,547
4.07%, 09/30/26	MYR	2,523	627,347
4.09%, 11/30/23	MYR	4,191	1,040,410
4.13%, 08/15/25	MYR	5,450	1,360,161
4.26%, 07/26/27	MYR	5,000	1,259,729
4.37%, 10/31/28	MYR	7,065	1,802,074

			27,253,629

Mexico — 7.9%
Mexican Bonos
5.75%, 03/05/26	MXN	46,262	2,230,191
6.50%, 06/10/21	MXN	80,448	4,175,622
6.50%, 06/09/22	MXN	81,623	4,215,512
7.25%, 12/09/21	MXN	64,100	3,369,115
7.50%, 06/03/27	MXN	88,885	4,691,578
7.75%, 05/29/31	MXN	43,707	2,328,140
7.75%, 11/23/34	MXN	30,900	1,634,896
7.75%, 11/13/42	MXN	63,840	3,309,023
8.00%, 12/07/23	MXN	70,615	3,816,946
8.00%, 09/05/24	MXN	23,900	1,296,296
8.00%, 11/07/47	MXN	61,550	3,271,239
8.50%, 05/31/29	MXN	65,900	3,703,050
8.50%, 11/18/38	MXN	43,525	2,434,430
10.00%, 12/05/24	MXN	114,923	6,774,279
10.00%, 11/20/36	MXN	22,923	1,459,709

			48,710,026

Peru — 4.4%
Peru Government Bond
5.70%, 08/12/24	PEN	8,940	2,986,769
5.94%, 02/12/29(b)	PEN	14,385	4,858,826
6.15%, 08/12/32(b)	PEN	11,209	3,847,930
6.35%, 08/12/28	PEN	9,547	3,312,109
6.90%, 08/12/37	PEN	9,535	3,512,084
6.95%, 08/12/31	PEN	12,511	4,568,656
8.20%, 08/12/26	PEN	10,483	3,986,055

			27,072,429

Philippines — 4.5%
Philippine Government International Bond
3.90%, 11/26/22	PHP	350,000	6,804,358
4.95%, 01/15/21	PHP	415,000	8,221,424
6.25%, 01/14/36	PHP	540,000	12,412,227

			27,438,009

Poland — 4.5%
Republic of Poland Government Bond
1.75%, 07/25/21	PLN	10,723	2,796,713
2.00%, 04/25/21	PLN	6,468	1,694,677
2.25%, 04/25/22	PLN	6,101	1,609,298
2.50%, 01/25/23	PLN	7,867	2,095,094

Security		Par (000)	Value

Poland (continued)
2.50%, 04/25/24	PLN	14,708	$3,934,832
2.50%, 07/25/26	PLN	10,403	2,784,790
2.50%, 07/25/27	PLN	8,946	2,394,881
2.75%, 04/25/28	PLN	7,508	2,048,406
2.75%, 10/25/29	PLN	3,529	964,054
3.25%, 07/25/25	PLN	6,287	1,752,112
4.00%, 10/25/23	PLN	5,421	1,532,667
5.25%, 10/25/20	PLN	3,950	1,075,451
5.75%, 10/25/21	PLN	4,071	1,154,475
5.75%, 09/23/22	PLN	5,742	1,674,813

			27,512,263

Romania — 4.3%
Romania Government Bond
3.25%, 03/22/21	RON	10,625	2,493,577
3.25%, 04/29/24	RON	9,115	2,079,629
3.40%, 03/08/22	RON	10,000	2,341,789
3.50%, 12/19/22	RON	11,495	2,683,150
4.00%, 10/27/21	RON	8,720	2,073,765
4.25%, 06/28/23	RON	19,020	4,533,755
4.75%, 02/24/25	RON	10,715	2,597,935
5.80%, 07/26/27	RON	10,390	2,701,439
5.85%, 04/26/23	RON	9,500	2,391,454
5.95%, 06/11/21	RON	10,960	2,691,821

			26,588,314

Russia — 4.4%
Russian Federal Bond — OFZ
6.50%, 02/28/24	RUB	86,135	1,332,965
6.90%, 05/23/29	RUB	195,134	3,019,789
7.00%, 12/15/21	RUB	90,356	1,429,100
7.00%, 01/25/23	RUB	128,592	2,031,238
7.00%, 08/16/23	RUB	62,473	987,364
7.05%, 01/19/28	RUB	186,136	2,933,247
7.10%, 10/16/24	RUB	143,808	2,277,666
7.25%, 05/10/34	RUB	54,707	853,715
7.40%, 12/07/22	RUB	147,696	2,363,322
7.50%, 08/18/21	RUB	65,550	1,047,002
7.60%, 04/14/21	RUB	46,910	748,681
7.70%, 03/23/33	RUB	140,231	2,276,727
7.75%, 09/16/26	RUB	140,486	2,298,032
8.15%, 02/03/27	RUB	126,370	2,117,772
8.50%, 09/17/31	RUB	71,080	1,231,807

			26,948,427

South Africa — 4.7%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	29,716	1,511,996
6.50%, 02/28/41	ZAR	49,833	2,457,706
6.75%, 03/31/21	ZAR	17,000	1,197,795
7.00%, 02/28/31	ZAR	26,800	1,597,834
7.75%, 02/28/23	ZAR	21,912	1,560,717
8.00%, 01/31/30	ZAR	42,717	2,813,965
8.25%, 03/31/32	ZAR	27,921	1,811,349
8.50%, 01/31/37	ZAR	25,760	1,627,219
8.75%, 01/31/44	ZAR	37,191	2,338,040
8.75%, 02/28/48	ZAR	81,568	5,114,325
8.88%, 02/28/35	ZAR	19,385	1,282,131
9.00%, 01/31/40	ZAR	21,273	1,385,795
10.50%, 12/21/26	ZAR	54,508	4,300,639

			28,999,511

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thailand — 4.4%
Thailand Government Bond
1.88%, 06/17/22	THB	40,106	$1,303,588
2.00%, 12/17/22	THB	64,909	2,119,480
2.13%, 12/17/26	THB	71,817	2,377,022
2.40%, 12/17/23	THB	42,075	1,399,929
2.88%, 12/17/28	THB	28,385	998,350
2.88%, 06/17/46	THB	40,854	1,444,626
3.40%, 06/17/36	THB	106,370	4,122,127
3.63%, 06/16/23	THB	57,878	2,013,032
3.65%, 12/17/21	THB	66,264	2,242,162
3.65%, 06/20/31	THB	46,584	1,794,442
3.78%, 06/25/32	THB	81,895	3,197,343
3.85%, 12/12/25	THB	52,949	1,935,682
4.26%, 12/12/37(c)	THB	470	17,930
4.88%, 06/22/29	THB	57,983	2,384,884

			27,350,597

Turkey — 4.5%
Turkey Government Bond
7.10%, 03/08/23	TRY	14,078	1,957,897
8.00%, 03/12/25	TRY	16,444	2,186,429
8.50%, 09/14/22	TRY	8,799	1,324,181
9.00%, 07/24/24	TRY	8,098	1,157,533
9.20%, 09/22/21	TRY	12,163	1,940,875
9.50%, 01/12/22	TRY	10,477	1,656,708
10.40%, 03/20/24	TRY	9,000	1,363,330
10.50%, 08/11/27	TRY	12,774	1,815,588
10.60%, 02/11/26	TRY	16,322	2,399,107
10.70%, 02/17/21	TRY	11,691	1,953,843
10.70%, 08/17/22	TRY	10,980	1,753,089
11.00%, 03/02/22	TRY	10,153	1,653,907
11.00%, 02/24/27	TRY	14,828	2,176,844
12.20%, 01/18/23	TRY	9,328	1,538,803
12.40%, 03/08/28	TRY	7,939	1,251,141
16.20%, 06/14/23	TRY	7,662	1,407,243

			27,536,518

Security		Par/ Shares (000)	Value

Uruguay — 4.5%
Uruguay Government International Bond
8.50%, 03/15/28(c)	UYU	449,019	$11,856,237
9.88%, 06/20/22(c)	UYU	532,838	15,707,789

			27,564,026

Total Foreign Government Obligations — 97.7% (Cost: $605,853,516)			600,780,832

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)		725	725,000

Total Short-Term Investments — 0.1% (Cost: $725,000)			725,000

Total Investments in Securities — 97.8% (Cost: $606,578,516)			601,505,832

Other Assets, Less Liabilities — 2.2%			13,702,520

Net Assets — 100.0%			$615,208,352

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	35	690	725	$725,000	$44,470	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$600,780,832	$—	$600,780,832
Money Market Funds	725,000	—	—	725,000

	$725,000	$600,780,832	$—	$601,505,832

Currency Abbreviations

ARS	Argentine Peso

BRL	Brazilian Real

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican Peso

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peru Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	New Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

UYU	Uruguayan Peso

ZAR	South African Rand

4